Basic and Diluted Net Loss per Share (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Potentially dilutive common share equivalents		264,609	350,440	264,609	271,198	160,314
Eligible Velo3D Equityholders [Member]
Potentially dilutive common share equivalents	41,444	41,444	41,444	41,444	17,948	40,507